Business Segment Information (Capital Expenditures) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of operating segments [line items]
Total of capital expenditures and equipment costs (net)	$ 1,017	$ 1,151
Additions to property, plant and equipment	858	970
Additions to equipment costs (net)	21	31
Additions to other intangibles	138	150
Less: Proceeds on disposal of property, plant and equipment	(21)	(2)
Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	981	1,080
Total of capital expenditures and equipment costs (net)	1,003	1,111
Increase (decrease) in working capital and other liabilities related to capital expenditures	7	(38)
Less: Proceeds on disposal of property, plant and equipment	(21)	(2)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	701	784
Equipment costs (net of revenue)	22	31
Total of capital expenditures and equipment costs (net)	723	815
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	280	296
Total of capital expenditures and equipment costs (net)	$ 280	$ 296